UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                                              as of August 31, 2007 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 60.3%
Consumer Discretionary 14.1%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	44,277	44,388
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	115,000	106,087
AMC Entertainment, Inc., 8.0%, 3/1/2014	165,000	152,625
American Achievement Corp., 8.25%, 4/1/2012	25,000	24,250
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	45,000	39,600
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	55,000	50,600
8.0%, 3/15/2014 (b)	55,000	52,525
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	40,000	39,200

Buffets, Inc., 12.5%, 11/1/2014 (b)		45,000	34,650
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		65,000	59,150
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		30,000	30,750
Caesars Entertainment, Inc., 8.875%, 9/15/2008		55,000	55,756
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 (b)		55,000	54,450
Charter Communications Holdings LLC:
10.25%, 9/15/2010 (b)		275,000	277,750
Series B, 10.25%, 9/15/2010		125,000	125,312
11.0%, 10/1/2015		342,000	335,160
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	50,000	61,601
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		75,000	65,063
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		45,000	38,925
CSC Holdings, Inc.:
7.25%, 7/15/2008		45,000	45,000
7.875%, 12/15/2007		130,000	130,325
Series B, 8.125%, 7/15/2009 (b)		310,000	312,325
Series B, 8.125%, 8/15/2009		15,000	15,113
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		20,000	20,300
Dex Media East LLC, 12.125%, 11/15/2012		363,000	387,502
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		70,000	63,000
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		37,000	36,260
EchoStar DBS Corp.:
6.625%, 10/1/2014		95,000	91,912
7.125%, 2/1/2016		75,000	73,313
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		95,000	81,462
Foot Locker, Inc., 8.5%, 1/15/2022		15,000	14,550
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		175,000	139,125
General Motors Corp.:
7.2%, 1/15/2011		170,000	150,450
7.4%, 9/1/2025		60,000	43,800
8.375%, 7/15/2033		75,000	60,188
Golden Nugget, 8.84% **, 6/16/2014		20,000	18,800
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		480,000	514,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	48,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		35,000	35,000
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014 (b)		100,000	99,875
Hertz Corp.:
8.875%, 1/1/2014		160,000	165,600
10.5%, 1/1/2016 (b)		35,000	37,800
Idearc, Inc., 8.0%, 11/15/2016		320,000	316,000
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013		50,000	50,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		125,000	108,437
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		125,000	124,687
Jarden Corp., 7.5%, 5/1/2017		55,000	51,425
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)		75,000	79,313
Liberty Media LLC:
5.7%, 5/15/2013 (b)		10,000	9,245
8.25%, 2/1/2030 (b)		85,000	82,450
8.5%, 7/15/2029		115,000	115,446
Majestic Star Casino LLC, 9.5%, 10/15/2010		10,000	9,800
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		25,000	25,500
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		40,000	38,200
11.0%, 6/15/2012 (b)		15,000	13,425
MGM MIRAGE:

6.75%, 9/1/2012		30,000	29,100
8.375%, 2/1/2011 (b)		60,000	61,350
Michaels Stores, Inc., 144A, 10.0%, 11/1/2014 (b)		95,000	95,237
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		80,000	80,800
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		185,000	163,725
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015		75,000	64,688
Penske Automotive Group, Inc., 7.75%, 12/15/2016		170,000	162,350
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		70,000	71,050
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		55,000	51,700
Quiksilver, Inc., 6.875%, 4/15/2015		100,000	92,500
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		45,000	38,700
Sabre Holdings Corp., 8.35%, 3/15/2016 (b)		60,000	52,200
Sbarro, Inc., 10.375%, 2/1/2015 (b)		40,000	35,150
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014		80,000	77,600
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		55,000	54,175
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		210,000	163,275
7.875%, 1/15/2014		45,000	42,131
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012 (b)		29,000	29,290
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		95,000	89,775
Six Flags, Inc., 9.75%, 4/15/2013 (b)		30,000	25,200
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		65,000	63,700
Station Casinos, Inc., 6.5%, 2/1/2014 (b)		110,000	93,225
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		328,000	311,600
The Bon-Ton Stores, Inc., 10.25%, 3/15/2014		70,000	63,700
Toys "R" Us, Inc., 7.375%, 10/15/2018		150,000	117,000
Travelport LLC:
9.875%, 9/1/2014		25,000	25,188
9.985% **, 9/1/2014		50,000	50,000
11.875%, 9/1/2016 (b)		25,000	25,813
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		105,000	85,575
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)		35,000	32,550
United Components, Inc., 9.375%, 6/15/2013		10,000	10,000
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		250,000	238,125
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	50,000	64,366
Vitro SAB de CV:
144A, 8.625%, 2/1/2012		45,000	43,313
144A, 9.125%, 2/1/2017		85,000	81,812
Series A, 11.75%, 11/1/2013		20,000	21,400
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		300,000	297,000
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		130,000	123,500
Young Broadcasting, Inc., 8.75%, 1/15/2014		239,000	199,864

			8,683,397
Consumer Staples 1.9%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		35,000	34,825
Del Laboratories, Inc., 8.0%, 2/1/2012		55,000	49,775
Delhaize America, Inc.:
8.05%, 4/15/2027		15,000	15,968
9.0%, 4/15/2031		146,000	170,820
General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK)		55,000	52,250
Harry & David Holdings, Inc., 10.36% **, 3/1/2012		70,000	67,900
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	233,450

Pilgrim's Pride Corp., 7.625%, 5/1/2015		30,000	29,925
Rite Aid Corp.:
7.5%, 3/1/2017		80,000	74,400
144A, 9.5%, 6/15/2017 (b)		85,000	77,138
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		75,000	75,375
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	50,000	62,323
Viskase Companies, Inc., 11.5%, 6/15/2011		235,000	235,000

			1,179,149
Energy 7.4%
Belden & Blake Corp., 8.75%, 7/15/2012		205,000	205,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		80,000	71,600
Chesapeake Energy Corp.:
6.25%, 1/15/2018		40,000	37,450
6.875%, 1/15/2016		220,000	215,050
7.75%, 1/15/2015 (b)		20,000	20,275
Cimarex Energy Co., 7.125%, 5/1/2017		40,000	39,000
Complete Production Services, Inc., 8.0%, 12/15/2016		105,000	101,062
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		155,000	126,325
Denbury Resources, Inc., 7.5%, 12/15/2015		20,000	19,900
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		15,000	14,400
144A, 7.75%, 6/1/2019		105,000	97,125
8.375%, 5/1/2016 (b)		100,000	98,250
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		45,000	41,850
Frontier Oil Corp., 6.625%, 10/1/2011 (b)		35,000	33,950
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022		300,000	289,950
Mariner Energy, Inc., 8.0%, 5/15/2017		35,000	33,163
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		85,000	85,212
144A, 8.25%, 12/15/2014		65,000	65,813
Pemex Project Funding Master Trust:
7.375%, 12/15/2014		380,000	415,229
9.5%, 9/15/2027		665,000	889,437
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		145,000	173,673
Plains Exploration & Production Co., 7.0%, 3/15/2017		25,000	22,750
Quicksilver Resources, Inc., 7.125%, 4/1/2016		45,000	42,975
Sabine Pass LNG LP:
7.25%, 11/30/2013		100,000	97,000
7.5%, 11/30/2016		200,000	194,500
Secunda International Ltd., 13.36% **, 9/1/2012		70,000	71,225
Stone Energy Corp., 6.75%, 12/15/2014		135,000	121,162
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		40,000	42,896
Tesoro Corp., 144A, 6.5%, 6/1/2017		85,000	82,663
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		45,000	41,738
Whiting Petroleum Corp.:
7.0%, 2/1/2014		65,000	61,263
7.25%, 5/1/2012 (b)		40,000	38,500
7.25%, 5/1/2013 (b)		20,000	19,050
Williams Companies, Inc.:
8.125%, 3/15/2012		200,000	214,500
8.75%, 3/15/2032		315,000	358,312
Williams Partners LP, 7.25%, 2/1/2017		40,000	39,600

			4,521,848

Financials 8.1%
Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015		170,000	158,950
Ashton Woods USA LLC, 9.5%, 10/1/2015		165,000	131,175
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		35,000	32,900
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	50,000	56,533
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		300,000	331,500
E*TRADE Financial Corp.:
7.375%, 9/15/2013		45,000	40,050
7.875%, 12/1/2015		35,000	30,625
8.0%, 6/15/2011 (b)		300,000	286,500
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		450,000	410,224
7.375%, 10/28/2009		740,000	700,237
7.875%, 6/15/2010		220,000	206,534
8.11% **, 1/13/2012		100,000	91,581
GMAC LLC:
6.875%, 9/15/2011		965,000	860,645
8.0%, 11/1/2031		124,000	111,397
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		115,000	114,425
144A, 8.875%, 4/1/2015 (PIK) (b)		80,000	78,000
144A, 9.75%, 4/1/2017		80,000	79,200
Hexion US Finance Corp., 9.75%, 11/15/2014		70,000	75,600
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		45,000	42,300
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		50,000	47,375
iPayment, Inc., 9.75%, 5/15/2014		60,000	56,250
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		45,000	40,500
144A, 10.0%, 5/1/2015		45,000	40,275
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		55,000	50,325
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		45,000	33,750
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		75,000	69,750
144A, 7.0%, 5/1/2017		75,000	69,000
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		50,000	46,125
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		45,000	33,131
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		35,000	29,925
U.S.I. Holdings Corp.:
144A, 9.433% **, 11/15/2014		20,000	18,600
144A, 9.75%, 5/15/2015		35,000	32,025
UCI Holdco, Inc., 144A, 12.36% **, 12/15/2013 (PIK)		53,048	51,457
Universal City Development Partners, 11.75%, 4/1/2010 (b)		200,000	210,500
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		295,000	218,300
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015		45,000	42,300
Series B, 9.75%, 2/15/2017 (b)		30,000	26,850

			4,954,814
Health Care 2.7%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		55,000	50,188
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015		410,000	409,487
HCA, Inc.:
6.5%, 2/15/2016		110,000	89,650
144A, 9.125%, 11/15/2014		90,000	92,250
144A, 9.25%, 11/15/2016		195,000	200,362

HEALTHSOUTH Corp.:
10.75%, 6/15/2016	110,000	113,300
11.409% **, 6/15/2014	20,000	20,500
IASIS Healthcare LLC, 8.75%, 6/15/2014	45,000	43,875
Omnicare, Inc., 6.125%, 6/1/2013	25,000	22,813
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	55,000	53,900
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	35,000	31,675
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	40,000	40,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	65,000	60,125
Tenet Healthcare Corp., 9.25%, 2/1/2015	170,000	146,200
The Cooper Companies, Inc., 7.125%, 2/15/2015	80,000	76,400
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	40,000	38,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014 (b)	170,000	158,950

		1,647,675
Industrials 7.5%
Actuant Corp., 144A, 6.875%, 6/15/2017	45,000	43,313
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	80,000	76,200
Allied Security Escrow Corp., 11.375%, 7/15/2011	70,000	69,650
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	162,000	169,290
American Color Graphics, Inc., 10.0%, 6/15/2010	90,000	69,300
American Railcar Industries, Inc., 7.5%, 3/1/2014	60,000	58,200
ARAMARK Corp.:
8.5%, 2/1/2015 (b)	100,000	99,625
8.856% **, 2/1/2015	75,000	74,625
Baldor Electric Co., 8.625%, 2/15/2017 (b)	55,000	56,787
Belden, Inc., 144A, 7.0%, 3/15/2017	40,000	38,800
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	100,000	95,500
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014	75,000	77,437
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	65,000	64,675
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	130,000	119,275
Building Materials Corp. of America, 7.75%, 8/1/2014	75,000	63,750
Cenveo Corp., 7.875%, 12/1/2013	140,000	128,100
Congoleum Corp., 8.625%, 8/1/2008 *	100,000	84,250
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,375
6.875%, 11/1/2013	155,000	151,900
7.625%, 2/1/2018	185,000	181,300
Education Management LLC, 8.75%, 6/1/2014	50,000	50,750
Esco Corp., 144A, 8.625%, 12/15/2013	235,000	230,300
General Cable Corp.:
7.125%, 4/1/2017 (b)	45,000	43,650
7.735% **, 4/1/2015	65,000	63,050
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013 (b)	40,000	38,100
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	55,000	49,225
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	45,000	45,562
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	200,000	150,000
8.875%, 4/1/2012	220,000	176,000
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	240,000	232,800
144A, 7.625%, 12/1/2013	110,000	107,800
9.375%, 5/1/2012	100,000	103,500
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	30,000	30,000

9.5%, 10/1/2008		275,000	279,469
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014		75,000	75,562
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)		65,000	66,381
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013		25,000	23,750
R.H. Donnelley, Inc., 10.875%, 12/15/2012		175,000	185,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		10,000	10,888
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		50,000	50,500
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017		35,000	23,713
Sally Holdings LLC, 9.25%, 11/15/2014 (b)		65,000	64,025
Seitel, Inc., 144A, 9.75%, 2/15/2014		30,000	27,675
Ship Finance International Ltd., 8.5%, 12/15/2013		50,000	50,750
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		120,000	115,500
Terex Corp., 7.375%, 1/15/2014		35,000	35,000
Titan International, Inc., 8.0%, 1/15/2012		180,000	177,408
TransDigm, Inc., 7.75%, 7/15/2014		35,000	35,175
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)		60,000	55,800
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)		110,000	112,200
Xerox Capital Trust I, 8.0%, 2/1/2027		30,000	29,775

			4,585,660
Information Technology 2.0%
Alion Science & Technology Corp., 10.25%, 2/1/2015		45,000	42,975
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		55,000	50,738
L-3 Communications Corp.:
5.875%, 1/15/2015 (b)		180,000	170,550
Series B, 6.375%, 10/15/2015		85,000	82,237
Lucent Technologies, Inc., 6.45%, 3/15/2029		255,000	214,200
MasTec, Inc., 7.625%, 2/1/2017		55,000	54,725
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010		45,000	44,438
8.125%, 3/1/2016		35,000	30,275
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		105,000	101,062
SunGard Data Systems, Inc., 10.25%, 8/15/2015		200,000	206,000
Unisys Corp., 7.875%, 4/1/2008		230,000	227,700
Vangent, Inc., 144A, 9.625%, 2/15/2015		45,000	41,625

			1,266,525
Materials 6.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		25,000	24,781
ARCO Chemical Co., 9.8%, 2/1/2020		385,000	400,400
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		115,000	75,037
Cascades, Inc., 7.25%, 2/15/2013 (b)		161,000	153,755
Chemtura Corp., 6.875%, 6/1/2016		110,000	100,375
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	50,000	65,388
144A, 7.359% **, 12/15/2013		75,000	71,250
CPG International I, Inc.:
10.5%, 7/1/2013		130,000	127,400
12.13% **, 7/1/2012		30,000	30,150
Equistar Chemical Funding LP, 10.625%, 5/1/2011		54,000	56,970
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	182,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		85,000	90,525
GEO Specialty Chemicals, Inc., 144A, 13.86% **, 12/31/2009 (e)		248,000	203,360
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		35,000	32,900

Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		55,000	51,700
Hexcel Corp., 6.75%, 2/1/2015		235,000	228,537
Huntsman LLC, 11.625%, 10/15/2010		201,000	213,060
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		25,000	24,438
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		155,000	129,425
Lyondell Chemical Co.:
6.875%, 6/15/2017		260,000	281,450
10.5%, 6/1/2013 (b)		25,000	26,938
Massey Energy Co.:
6.625%, 11/15/2010		20,000	19,650
6.875%, 12/15/2013 (b)		95,000	85,737
Metals USA Holdings Corp., 144A, 11.36% **, 7/1/2012 (PIK)		75,000	69,375
Millar Western Forest Products Ltd., 7.75%, 11/15/2013 (b)		50,000	39,125
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		70,000	66,675
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017		55,000	52,250
Neenah Foundry Co., 9.5%, 1/1/2017		30,000	27,000
NewMarket Corp., 7.125%, 12/15/2016		135,000	128,250
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	50,000	64,132
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *		143,938	2,159
Pliant Corp., 11.625%, 6/15/2009 (PIK)		10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *		20,000	25
Rhodia SA, 144A, 6.959% **, 10/15/2013	EUR	50,000	66,580
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		85,000	81,069
8.375%, 7/1/2012		50,000	49,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		165,000	158,400
The Mosaic Co., 144A, 7.375%, 12/1/2014		100,000	101,750
TriMas Corp., 9.875%, 6/15/2012		116,000	116,870
Witco Corp., 6.875%, 2/1/2026		45,000	33,300
Wolverine Tube, Inc., 10.5%, 4/1/2009		70,000	67,550

			3,798,747
Telecommunication Services 5.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011		10,000	10,375
BCM Ireland, Preferred, 144A, 11.574% **, 2/15/2017 (PIK)	EUR	52,804	67,223
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		205,000	175,275
Centennial Communications Corp.:
10.0%, 1/1/2013		150,000	156,750
10.125%, 6/15/2013		150,000	157,125
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		110,000	109,175
8.375%, 1/15/2014 (b)		65,000	64,350
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		160,000	156,800
Dobson Cellular Systems, 9.875%, 11/1/2012		150,000	161,250
Embratel, Series B, 11.0%, 12/15/2008		19,000	20,093
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		20,000	20,000
Insight Midwest LP, 9.75%, 10/1/2009 (b)		23,000	23,000
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015		10,000	10,075
9.25%, 6/15/2016		35,000	36,050
11.25%, 6/15/2016		105,000	109,856

Intelsat Corp., 9.0%, 6/15/2016 (b)		30,000	30,600
Intelsat Ltd., 5.25%, 11/1/2008		300,000	291,750
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		115,000	115,575
iPCS, Inc., 144A, 7.481% **, 5/1/2013		30,000	28,950
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014		170,000	167,450
Millicom International Cellular SA, 10.0%, 12/1/2013		360,000	379,800
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		230,000	231,534
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		80,000	80,200
144A, 10.125%, 7/15/2013		70,000	71,575
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		100,000	91,250
Qwest Corp., 7.25%, 9/15/2025 (b)		20,000	19,350
Rural Cellular Corp., 9.875%, 2/1/2010		70,000	72,450
Stratos Global Corp., 9.875%, 2/15/2013		30,000	30,900
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		180,000	181,125
US Unwired, Inc., Series B, 10.0%, 6/15/2012		90,000	96,680
Virgin Media Finance PLC, 8.75%, 4/15/2014	EUR	190,000	210,750
West Corp., 9.5%, 10/15/2014		65,000	65,325

			3,442,661
Utilities 4.8%
AES Corp., 144A, 8.75%, 5/15/2013		525,000	546,000
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		310,000	320,075
CMS Energy Corp., 8.5%, 4/15/2011 (b)		265,000	282,107
Edison Mission Energy, 144A, 7.0%, 5/15/2017		100,000	94,500
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		425,000	431,248
Mirant Americas Generation LLC, 8.3%, 5/1/2011		30,000	29,625
Mirant North America LLC, 7.375%, 12/31/2013		30,000	29,850
NRG Energy, Inc.:
7.25%, 2/1/2014		185,000	183,150
7.375%, 2/1/2016		390,000	385,125
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009 (b)		300,000	318,256
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013		75,000	77,250
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		105,000	102,638
Sierra Pacific Resources:
6.75%, 8/15/2017		130,000	125,061
8.625%, 3/15/2014		23,000	24,339

			2,949,224

Total Corporate Bonds (Cost $39,012,293)			37,029,700
Government & Agency Obligations 40.7%
Sovereign Bonds
Dominican Republic:
144A, 8.625%, 4/20/2027		115,000	125,350
Series REG S, 9.5%, 9/27/2011		296,419	311,240
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		1,735,000	1,724,590
7.125%, 1/20/2037 (b)		570,000	620,730
7.875%, 3/7/2015		540,000	604,260
8.75%, 2/4/2025		460,000	573,620
8.875%, 10/14/2019		660,000	792,000
11.0%, 8/17/2040 (b)		1,245,000	1,647,757

12.5%, 1/5/2016	BRL	625,000	358,071
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	2,070,000	597,299
Government of Ukraine:
Series REG S, 4.95%, 10/13/2015	EUR	140,000	174,504
Series REG S, 7.65%, 6/11/2013		460,000	484,104
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		605,000	226,875
5.389% **, 8/3/2012 (PIK)		1,084,375	951,342
5.83%, 12/31/2033 (PIK)	ARS	481	170
7.82%, 12/31/2033 (PIK)	EUR	1,157,200	1,245,352
Republic of Colombia:
8.25%, 12/22/2014		80,000	88,728
10.0%, 1/23/2012		665,000	764,085
10.75%, 1/15/2013		200,000	241,100
Republic of El Salvador, 144A, 7.65%, 6/15/2035		885,000	960,225
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		625,000	625,000
Republic of Panama:
7.125%, 1/29/2026		407,000	428,368
9.375%, 1/16/2023		665,000	837,900
Republic of Peru, 7.35%, 7/21/2025 (b)		2,015,000	2,221,537
Republic of Philippines:
7.75%, 1/14/2031 (b)		215,000	228,438
8.0%, 1/15/2016 (b)		1,055,000	1,142,037
8.375%, 2/15/2011		205,000	216,788
9.375%, 1/18/2017		325,000	380,250
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (b)		155,000	136,400
Republic of Turkey:
7.0%, 9/26/2016		815,000	825,188
7.25%, 3/15/2015		180,000	185,400
11.75%, 6/15/2010		1,175,000	1,339,500
Republic of Uruguay:
7.625%, 3/21/2036		120,000	124,800
8.0%, 11/18/2022		385,000	413,875
9.25%, 5/17/2017		415,000	483,475
Republic of Venezuela, 10.75%, 9/19/2013		1,645,000	1,766,730
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		965,000	983,094
United Mexican States, Series A, 6.75%, 9/27/2034 (b)		161,000	174,846

Total Government & Agency Obligations (Cost $24,662,438)			25,005,028
		Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,452)		1,741	1,480
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.:

	144A, 9.75%, (PIK)				2	8,900
	Series AI, 144A, 9.75%, (PIK)				5	22,250

Total Convertible Preferred Stocks (Cost $49,100)						31,150
					Principal Amount ($)(a)	Value ($)

	Loan Participations 1.0%
Advanced Medical Optics, Inc., LIBOR plus 1.75%, 7.025% **, 4/2/2014					29,925	28,129
CSFB International (Exim Ukraine), 6.8%, 10/4/2012					290,000	272,786
HCA, Inc., LIBOR plus 2.25%, 7.525% **, 11/18/2012					155,000	148,364
Sabre, Inc., LIBOR plus 2.25%, 7.525% **, 9/30/2014					53,449	49,708
Tribune Co., 7.86%, 5/24/2014					110,000	99,687

Total Loan Participations (Cost $625,147)						598,674
					Units	Value ($)

	Other Investments 0.3%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029					95,000	82,650
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012					145,000	82,650

Total Other Investments (Cost $195,404)						165,300
					Shares	Value ($)

	Securities Lending Collateral 20.8%
Daily Assets Fund Institutional, 5.49% (c) (d) (Cost $12,775,908)					12,775,908	12,775,908
	Cash Equivalents 0.4%
Cash Management QP Trust, 5.32% (c) (Cost $254,134)					254,134	254,134
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $77,593,876)					123.6	75,861,374
Other Assets and Liabilities, Net					(19.0)	(11,680,730)
Notes Payable					(4.6)	(2,800,000)

Net Assets					100.0	61,380,644

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	100,000 USD	86,244	84,250
	Grupo Iusacell SA de CV	10.0%	7/15/2004	20,000 USD	14,031	20,000
	Oxford Automotive, Inc.	12.0%	10/15/2010	143,938 USD	14,763	2,159
	Radnor Holdings Corp.	11.0%	3/15/2010	20,000 USD	18,294	25
					133,332	106,434
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.

(b)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $12,542,683 which is 20.4% of net assets.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Security has a deferred interest payment of $7,753 from April 1, 2006.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of August 31, 2007, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	1,124,568	USD	1,533,855	9/17/2007	722
EUR	391,915	USD	534,552	9/17/2007	251
EUR	49,220	USD	67,241	9/17/2007	139
Total unrealized appreciation					1,112
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	127,563	EUR	93,350	9/17/2007	(298)

Currency Abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringitt
BRL	Brazilian Real	USD	United States Dollar
EUR	Euro

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007